ACCRUED EXPENSES AND OTHER LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Accrued expenses and other liabilities	$ 2,327,010	$ 1,590,182
Liabilities Purchase Agreement [Member] | Southridge's Affiliate ASC Recap [Member]
Accrued expenses and other liabilities	$ 217,000	$ 217,000